Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non Derivative Instruments Abstract
Cash and cash equivalents	$ 535,171	$ 474,544	$ 286,184	$ 147,153
Short-term deposits and restricted cash	45,990	229
Trade receivables	73,900	62,643
Investments in other companies	427,059	1,354,212
Trade payables	133,415	171,537
Other current liabilities	10,833	11,479
Loans from banks and others and debentures	1,123,809	1,171,803
Currency risk [Member] | Unlinked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	165,186	159,838
Short-term deposits and restricted cash	35,695	179
Trade receivables	10,007	56,632
Other current assets	58,006	1,308
Long-term deposits and restricted cash	15,146	21,463
Total financial assets	284,040	239,420
Trade payables	36,669	59,381
Other current liabilities	20,930	23,536
Loans from banks and others and debentures	583,651	592,102
Total financial liabilities	641,250	675,019
Non Derivative Financial Assets Liabilities Net	(357,210)	(435,599)
Derivative instruments	0	0
Net exposure	(357,210)	(435,599)
Currency risk [Member] | Cpi Linked Member
Non Derivative Instruments Abstract
Cash and cash equivalents	0	0
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	0	0
Long-term deposits and restricted cash	0	0
Total financial assets	0	0
Trade payables		0
Other current liabilities	5,494	7,044
Loans from banks and others and debentures	414,071	459,732
Total financial liabilities	419,565	466,776
Non Derivative Financial Assets Liabilities Net	(419,565)	(466,776)
Derivative instruments	9,353	7,369
Net exposure	(410,212)	(459,407)
Currency risk [Member] | Other [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	1,102	1,329
Short-term deposits and restricted cash	0	50
Trade receivables	0	81
Other current assets	212	4
Long-term deposits and restricted cash	0	0
Total financial assets	1,314	1,464
Trade payables	14,734	11,842
Other current liabilities	640	190
Loans from banks and others and debentures	0	0
Total financial liabilities	15,374	12,032
Non Derivative Financial Assets Liabilities Net	(14,060)	(10,568)
Derivative instruments	0	(1,199)
Net exposure	$ (14,060)	$ (11,767)